Cover	Sep. 07, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Penns Woods Bancorp, Inc. (the "Company") is filing this Current Report on Form 8-K/A solely to update slide 9 of the slide presentation, filed on September 7, 2023 with the SEC (the "Original Slide Presentation"), in order to add a footnote to indicate that the non-interest bearing deposit growth is presented on an annualized basis.
Document Period End Date	Sep. 07, 2023
Entity File Number	000-17077
Entity Registrant Name	PENNS WOODS BANCORP, INC.
Entity Central Index Key	0000716605
Entity Tax Identification Number	23-2226454
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	300 Market Street
Entity Address, Address Line Two	P.O. Box 967
Entity Address, City or Town	Williamsport
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17703-0967
City Area Code	570
Local Phone Number	322-1111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $5.55 par value
Trading Symbol	PWOD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false